Financial assets and financial liabilities (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total derivative financial instruments		S/ 12,268	S/ 489	S/ 69,912
Total, note 9(b)		26,883	21,206	S/ 657
Total current	[1]	97,210	97,299
Total non-current	[1]	923	3,221
Financial assets		192,474	165,430
Currency Swap Contract [Member]
Disclosure of financial assets [line items]
Total derivative financial instruments		12,268	489
Equity Shares [Member]
Disclosure of financial assets [line items]
Equity shares		26,883
Financial Assets Available-for-Sale, Category [Member]
Disclosure of financial assets [line items]
Equity shares		26,883
Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Total derivative financial instruments		12,268	489
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
Total derivative financial instruments		9,474	489
Trading Of Cash Flow [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
Total derivative financial instruments		S/ 2,794

[1]	The aging analysis of trade and other accounts receivable as of December 31, 2018 and 2017, is as follows.